As filed with the Securities and Exchange Commission on July 8, 2015

1933 Act Registration No. 33-72424

1940 Act Registration No. 811-8194

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	x
Pre-Effective Amendment No.
Post-Effective Amendment No. 149	x

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	x
Amendment No. 150	x

(Check appropriate box or boxes.)

FINANCIAL INVESTORS TRUST

(Exact name of Registrant as Specified in Charter)

1290 Broadway, Suite 1100

Denver, CO 80203

(Address of principal executive offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (303) 623-2577

David T. Buhler, Esq., Secretary

Financial Investors Trust

1290 Broadway, Suite 1100

Denver, CO 80203

(Name and Address of Agent of Service)

Copy to:

Peter H. Schwartz, Esq.

Davis Graham & Stubbs LLP

1550 17th Street, Suite 500

Denver, CO 80202

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment

It is proposed that this filing will become effective (check appropriate box):

immediately upon filing pursuant to paragraph (b)
x	on July 10, 2015, pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a) (1)
on, (date), pursuant to paragraph (a) (1)
75 days after filing pursuant to paragraph (a) (2)
on (date), pursuant to paragraph (a) (2)

If appropriate, check the following box:

x	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 143 to its Registration Statement until July 10, 2015.  Post-Effective Amendment No. 143 to the Trust’s Registration Statement relates to the Metis Global Micro Cap Fund.  Parts A, B and C of Registrant’s Post-Effective Amendment No. 143 under the Securities Act of 1933 and Amendment No. 144 under the Investment Company Act of 1940, filed on April 24, 2015, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 149 of its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Denver, and State of Colorado, on July 8, 2015.

FINANCIAL INVESTORS TRUST

(Registrant)

By:	/s/ Edmund J. Burke
Edmund J. Burke
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Edmund J. Burke	President, Trustee and Chairman	July 8, 2015
Edmund J. Burke

/s/ John R. Moran, Jr.	Trustee	July 8, 2015
John R. Moran, Jr.*

/s/ Jeremy W. Deems	Trustee	July 8, 2015
Jeremy W. Deems*

/s/ Mary K. Anstine	Trustee	July 8, 2015
Mary K. Anstine*

/s/ Jerry G. Rutledge	Trustee	July 8, 2015
Jerry G. Rutledge*

/s/ Michael “Ross” Shell	Trustee	July 8, 2015
Michael “Ross” Shell*

/s/ Kimberly R. Storms	Treasurer	July 8, 2015
Kimberly R. Storms

*

Signature affixed by David T. Buhler pursuant to a power of attorney dated September 11, 2012.

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